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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

     Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 1 of its series, Evergreen Intermediate Municipal Bond Fund , for the year ended May 31, 2007. This 1 series has a May 31, fiscal year end.

Date of reporting period: May 31, 2007

Item 1 - Reports to Stockholders.

Evergreen Intermediate Municipal Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov.

The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the annual report for Evergreen Intermediate Municipal Bond Fund covering the twelve-month period ended May 31, 2007.

The domestic fixed-income markets, including the municipal bond market, delivered moderate, positive returns during the twelve-month period. Interest rates, and therefore bond prices, showed relatively little volatility over most of the fiscal year as the economy’s growth appeared to decelerate and inflationary fears receded. The U.S. Federal Reserve Board, after repeatedly raising the fed funds rate in the preceding months in an effort to quell price pressures, hiked the key rate to 5.25% in June 2006. The nation’s central bank then left the influential short-term interest rate unchanged for the remainder of the period. Market interest rates on longer-maturity securities declined somewhat, which resulted in a flattening of the yield curve — a narrowing of the difference in yields between short-term and longer-maturity bonds — and better performance by securities with longer maturities. At the same time, the continued expansion of the economy encouraged investors to seek higher yields, while lower-quality, higher-yielding municipal securities tended to outperform high-grade bonds.

The trajectory of the economy’s growth showed clear signs of a deceleration as the fiscal year progressed. U.S. Gross Domestic Product grew by a rate of 3.3% during 2006 then decelerated to a rate of 0.7% for the first three months of 2007. Weakness in

LETTER TO SHAREHOLDERS continued

housing activity was the most visible evidence of a softening in the economy, but solid job growth, rising wages and increases in personal consumption and business investment helped sustain the positive momentum of economic activity. The growth in corporate profits showed few signs of moderation during the twelvemonth period, and equity markets produced healthy returns for the fiscal year, overcoming some periods of short-term volatility. Periodically interrupting the upward movement of stock prices were a variety of concerns, ranging from international geopolitical tensions to worries about a return to the “stagflation” that undermined growth a quarter century earlier.

During this period, Evergreen’s municipal bond fund managers analyzed the factors that influenced bond values, managing each portfolio within its investment universe in pursuit of both total return and yield. The portfolio managers of Evergreen Municipal Bond Fund, Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund, for example, all extended their funds’ duration to capture the price appreciation potential as the yield curve flattened. At the same time, they sought selective opportunities among lower-rated, higher-yielding securities. The manager of Evergreen High Grade Municipal Bond Fund also extended the fund’s duration, while maintaining a focus on the high quality, insured municipal securities. The team managing the Evergreen Strategic Municipal Bond Fund, meanwhile, sought opportunities to increase yield without extending duration by placing greater emphasis on higher quality cushion bonds, which offer

LETTER TO SHAREHOLDERS continued

competitive yield, relatively stable prices and greater protection against the risks of rising interest rates.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Special Notice Regarding Tax Treatment of Municipal Bonds:

The U.S. Supreme Court has agreed to hear an appeal of a lower court decision generally invalidating a state’s ability to exempt the interest on bonds issued by the state and its political subdivisions from state income tax without similarly treating the interest on municipal bonds issued by other states and their respective political subdivisions. If the Supreme Court affirms the lower court’s decision, states and their political subdivisions currently providing this preferential tax treatment for their own municipal securities may decide to treat the interest on all municipal securities, including municipal securities held by the Fund, as taxable income at the state and local levels in response to the Court’s decision. That treatment may subject shareholders to increased state and local taxes and cause the value of municipal securities, including municipal securities held by the Fund, to be significantly and adversely affected.

FUND AT A GLANCE

as of May 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Michael Pietronico

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/20/1997

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/2002	11/8/2002	11/8/2002	10/20/1997	7/11/2003

Nasdaq symbol	ESTVX	ESTTX	ESTUX	ESTIX	ESTSX

Average annual return*

1-year with sales charge	-0.52%	-1.30%	2.70%	N/A	N/A

1-year w/o sales charge	4.44%	3.70%	3.70%	4.70%	4.44%

5-year	3.65%	3.68%	4.02%	4.97%	4.77%

Since portfolio inception	5.12%	5.32%	5.32%	5.82%	5.71%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and I prior to 7/14/2003 is based on the performance of the corresponding class of Evergreen Offit National Municipal Bond Fund. Historical performance shown for Class IS prior to its inception is based on the performance of Class I of Evergreen Offit National Municipal Bond Fund. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of OFFIT National Municipal Fund. Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of OFFIT National Municipal Fund, and prior to the Advisor shares’ inception on 2/28/2002, is based on the Select shares, the original class offered. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Advisor shares had a 0.25% 12b-1 fee. Class I does not and Select shares did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Intermediate Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 4.44% for the twelve-month period ended May 31, 2007, excluding any applicable sales charges. During the same period, the LB5YMBI returned 3.54%.

The fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

Over the period, the municipal bond market showed relatively little volatility, as the economy’s growth appeared to decelerate and inflationary fears moderated. The Federal Reserve Board, after raising the fed funds rate to 5.25% in June 2006, kept monetary policy on hold for the remainder of the period. At the same time, market interest rates tended to trade down and longer-maturity securities maintained a performance edge over shorter-maturity securities. The yield on the 10-year Treasury, for example, declined from 5.12% to 4.88% during the twelve-month period. The fund’s emphasis on bonds with maturities in the 12-to-15 year range added to results. In this environment, investors continued to be willing to take on more credit risk to gain the yield advantages of higher yielding securities.

As a consequence, lower-quality, higher-yielding municipals outperformed high-quality securities, even though spreads — the yield differences between high-grade and lower-rated securities — were relatively tight.

Throughout the fiscal year, we maintained a longer-than-benchmark duration, enabling the fund to capture the higher yields and price appreciation from the longer end of the intermediate municipal universe. Average effective duration of the portfolio over the twelve-month period was 6.5 years.

The longer duration helped support performance, as interest declined during the period. Additionally, our position in bonds structured with superior call potential helped reduce the risk that bond issuers would call back fund holdings with superior yields, which helped performance. The fund also had no significant downgrades of credit ratings of holdings during the fiscal year.

While the longer duration helped support performance, our emphasis on high quality securities tended to detract from results as we did not view the yield advantages of lower-quality bonds to be compelling. Average credit quality of fund holdings was AA+ at the end of the fiscal year.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of May 31, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2006	5/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 994.60	$ 5.17
Class B	$ 1,000.00	$ 990.88	$ 8.88
Class C	$ 1,000.00	$ 990.88	$ 8.93
Class I	$ 1,000.00	$ 995.84	$ 3.93
Class IS	$ 1,000.00	$ 994.60	$ 5.22
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.75	$ 5.24
Class B	$ 1,000.00	$ 1,016.01	$ 9.00
Class C	$ 1,000.00	$ 1,015.96	$ 9.05
Class I	$ 1,000.00	$ 1,020.99	$ 3.98
Class IS	$ 1,000.00	$ 1,019.70	$ 5.29

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.04% for Class A, 1.79% for Class B, 1.80% for Class C, 0.79% for Class I and 1.05% for Class IS), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,					Year Ended
						December 31,
CLASS A	2007	2006	2005	2004[1]	2003[1,2]	2002[1,3,4]

Net asset value, beginning of period	$ 60.18	$ 61.77	$ 59.24	$ 62.54	$ 61.61	$59.04

Income from investment operations
Net investment income (loss)	2.06	2.09	2.11[5]	1.93	0.66	1.64
Net realized and unrealized gains or losses on investments	0.59	(1.61)	2.57	(2.46)	1.85	3.17

Total from investment operations	2.65	0.48	4.68	(0.53)	2.51	4.81

Distributions to shareholders from
Net investment income	(2.04)	(2.07)	(2.15)	(1.98)	(0.60)	(1.64)
Net realized gains	0	0	0	(0.79)	(0.98)	(0.60)

Total distributions to shareholders	(2.04)	(2.07)	(2.15)	(2.77)	(1.58)	(2.24)

Net asset value, end of period	$ 60.79	$ 60.18	$ 61.77	$ 59.24	$ 62.54	$61.61

Total return[6]	4.44%	0.80%	8.02%	(0.87%)	4.14%	8.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$60,693	$57,905	$51,940	$13,026	$13,068	$1,477
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	0.95%	0.93%[7]	1.00%[7]	1.01%[7]	0.93%[8]	0.75%[8]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.00%	0.98%[7]	1.02%[7]	1.01%[7]	0.94%[8]	0.86%[8]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.90%	0.89%	0.95%	0.98%	0.93%[8]	0.75%[8]
Interest and fee expense[9]	0.05%	0.04%	0.05%	0.03%	0.00%[8]	0.00%[8]
Net investment income (loss)	3.36%	3.42%	3.47%	3.18%	2.56%[8]	3.03%[8]
Portfolio turnover rate	75%	115%	100%	247%	73%	281%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class A shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 For the period from February 28, 2002 (commencement of class operations), to December 31, 2002.

4 Effective at the close of business on November 8, 2002, Evergreen Offit National Fund acquired the net assets of OFFIT National Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the period prior to November 11, 2002 are those of Advisor shares of OFFIT Fund.

5 Net investment income (loss) per share is based on average shares outstanding during the period.

6 Excluding applicable sales charges

7 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

8 Annualized

9 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,					Year Ended
						December 31,
CLASS B	2007	2006	2005	2004[1]	2003[1,2]	2002[1,3]

Net asset value, beginning of period	$60.18	$ 61.77	$59.24	$62.54	$61.61	$61.06

Income from investment operations
Net investment income (loss)	1.60[4]	1.64	1.69[4]	1.51	0.44	0.22
Net realized and unrealized gains or losses on investments	0.62	(1.58)	2.57	(2.46)	1.91	0.55

Total from investment operations	2.22	0.06	4.26	(0.95)	2.35	0.77

Distributions to shareholders from
Net investment income	(1.61)	(1.65)	(1.73)	(1.56)	(0.44)	(0.22)
Net realized gains	0	0	0	(0.79)	(0.98)	0

Total distributions to shareholders	(1.61)	(1.65)	(1.73)	(2.35)	(1.42)	(0.22)

Net asset value, end of period	$60.79	$ 60.18	$61.77	$59.24	$62.54	$61.61

Total return[5]	3.70%	0.09%	7.27%	(1.55%)	3.82%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,702	$10,844	$9,421	$3,673	$1,082	$ 27
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.70%	1.68%[6]	1.72%[6]	1.71%[6]	1.64%[7]	1.57%[7]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.70%	1.68%[6]	1.72%[6]	1.71%[6]	1.65%[7]	1.64%[7]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.65%	1.64%	1.67%	1.68%	1.64%[7]	1.57%[7]
Interest and fee expense[8]	0.05%	0.04%	0.05%	0.03%	0.00%[7]	0.00%[7]
Net investment income (loss)	2.62%	2.68%	2.79%	2.57%	1.79%[7]	2.16%[7]
Portfolio turnover rate	75%	115%	100%	247%	73%	281%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class B shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

7 Annualized

8 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,					Year Ended
						December 31,
CLASS C	2007	2006	2005	2004[1]	2003[1,2]	2002[1,3]

Net asset value, beginning of period	$ 60.18	$ 61.77	$ 59.24	$62.54	$61.61	$61.07

Income from investment operations
Net investment income (loss)	1.60[4]	1.64	1.69[4]	1.49	0.49	0.22
Net realized and unrealized gains or losses on investments	0.62	(1.58)	2.56	(2.44)	1.86	0.54

Total from investment operations	2.22	0.06	4.25	(0.95)	2.35	0.76

Distributions to shareholders from
Net investment income	(1.61)	(1.65)	(1.72)	(1.56)	(0.44)	(0.22)
Net realized gains	0	0	0	(0.79)	(0.98)	0

Total distributions to shareholders	(1.61)	(1.65)	(1.72)	(2.35)	(1.42)	(0.22)

Net asset value, end of period	$ 60.79	$ 60.18	$ 61.77	$59.24	$62.54	$61.61

Total return[5]	3.70%	0.09%	7.26%	(1.56%)	3.82%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,755	$19,854	$16,006	$5,090	$1,293	$ 539
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.70%	1.68%[6]	1.72%[6]	1.71%[6]	1.63%[7]	1.48%[7]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.70%	1.68%[6]	1.72%[6]	1.71%[6]	1.64%[7]	1.54%[7]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.65%	1.64%	1.67%	1.68%	1.63%[7]	1.48%[7]
Interest and fee expense[8]	0.05%	0.04%	0.05%	0.03%	0.00%[7]	0.00%[7]
Net investment income (loss)	2.62%	2.68%	2.78%	2.58%	1.79%[7]	1.63%[7]
Portfolio turnover rate	75%	115%	100%	247%	73%	281%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class C shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

7 Annualized

8 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,					Year Ended
						December 31,
CLASS I	2007	2006	2005	2004[1]	2003[1,2]	2002[1,3]

Net asset value, beginning of period	$ 60.18	$ 61.77	$ 59.24	$ 62.54	$ 61.61	$ 58.01

Income from investment operations
Net investment income (loss)	2.21	2.24	2.32	2.13	0.71	1.86
Net realized and unrealized gains or losses on investments	0.60	(1.57)	2.55	(2.47)	1.86	4.36

Total from investment operations	2.81	0.67	4.87	(0.34)	2.57	6.22

Distributions to shareholders from
Net investment income	(2.20)	(2.26)	(2.34)	(2.17)	(0.66)	(2.02)
Net realized gains	0	0	0	(0.79)	(0.98)	(0.60)

Total distributions to shareholders	(2.20)	(2.26)	(2.34)	(2.96)	(1.64)	(2.62)

Net asset value, end of period	$ 60.79	$ 60.18	$ 61.77	$ 59.24	$ 62.54	$ 61.61

Total return	4.70%	1.10%	8.34%	(0.57%)	4.25%	10.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$382,208	$394,473	$413,741	$441,869	$76,602	$86,542
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	0.70%	0.68%[4]	0.72%[4]	0.71%[4]	0.64%[5]	0.51%[5]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	0.70%	0.68%[4]	0.72%[4]	0.71%[4]	0.65%[5]	0.62%[5]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.65%	0.64%	0.67%	0.68%	0.64%[5]	0.51%[5]
Interest and fee expense[6]	0.05%	0.04%	0.05%	0.03%	0.00%[5]	0.00%[5]
Net investment income (loss)	3.61%	3.68%	3.82%	3.59%	2.81%[5]	3.42%[5]
Portfolio turnover rate	75%	115%	100%	247%	73%	281%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class I shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 Effective at the close of business on November 8, 2002, Evergreen Offit National Fund acquired the net assets of OFFIT National Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the period prior to November 11, 2002 are those of Select shares of OFFIT Fund.

4 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

5 Annualized

6 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS IS	2007	2006	2005	2004[1,2]

Net asset value, beginning of period	$ 60.18	$ 61.77	$ 59.24	$ 60.85

Income from investment operations
Net investment income (loss)	2.03	2.08	2.19	1.80
Net realized and unrealized gains or losses on investments	0.63	(1.57)	2.52	(1.59)

Total from investment operations	2.66	0.51	4.71	0.21

Distributions to shareholders from
Net investment income	(2.05)	(2.10)	(2.18)	(1.82)

Net asset value, end of period	$ 60.79	$ 60.18	$ 61.77	$ 59.24

Total return	4.44%	0.85%	8.07%	0.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,092	$14,942	$17,008	$14,219
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	0.95%	0.93%[3]	0.97%[3]	0.96%[3,4]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	0.95%	0.93%[3]	0.97%[3]	0.96%[3,4]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.90%	0.89%	0.92%	0.93%[4]
Interest and fee expense[5]	0.05%	0.04%	0.05%	0.03%[4]
Net investment income (loss)	3.37%	3.43%	3.57%	3.40%[4]
Portfolio turnover rate	75%	115%	100%	247%

1 For the period from July 11, 2003 (commencement of class operations), to May 31, 2004.

2 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. Class IS shares of Evergreen Offit National Fund did not exist prior to the transaction. As a result, accounting and performance information for Class IS shares commenced on July 11, 2003.

3 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

4 Annualized

5 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 1.7%
Denver, CO City & Cnty. Arpt. Sys. RB, Rental Car Proj., Ser. A, 5.00%,
11/15/2019, (Insd. by XL Capital Assurance, Inc.)	$ 5,000,000	$ 5,286,150
Denver, CO City & Cnty. Arpt. Sys. RRB, Ser. A, 5.00%, 11/15/2020, (Insd. by
AMBAC)	2,700,000	2,848,419

		8,134,569

CONTINUING CARE RETIREMENT COMMUNITY 0.4%
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A, 6.00%,
06/20/2044, (Insd. by GNMA)	1,750,000	1,949,710

EDUCATION 3.9%
New York Dorm. Auth. RB:
Peekskill City Sch. Dist., 4.50%, 10/01/2020	2,465,000	2,507,743
Univ. of Rochester:
Ser. A-1:
5.00%, 07/01/2022	2,965,000	3,131,277
5.00%, 07/01/2023	2,750,000	2,899,793
Ser. B, 5.00%, 07/01/2025	1,110,000	1,167,787
Rio Grande City, TX Independent Construction Sch. Dist. Bldg. RB, 5.00%,
08/15/2021	1,090,000	1,151,672
University of California RB, Ser. F, 4.75%, 05/15/2020, (Insd. by FSA)	7,400,000	7,647,678

		18,505,950

GENERAL OBLIGATION - LOCAL 22.7%
Anaheim, CA Unified Sch. Dist. Refunding GO, 4.50%, 08/01/2020, (Insd. by
FSA)	1,000,000	1,014,980
Brookhaven, NY Open Space Preservation GO, 4.25%, 11/01/2022, (Insd. by
MBIA) ##	4,245,000	4,235,364
California Southwestern Cmnty. College Dist. GO, Election of 2000 Proj., 4.50%,
08/01/2019, (Insd. by MBIA)	1,000,000	1,026,760
Chippewa Valley, MI Sch. Refunding GO, 4.50%, 05/01/2021	1,000,000	1,011,460
Clark Cnty., NV GO:
4.75%, 11/01/2020	2,350,000	2,438,148
4.75%, 11/01/2021	8,600,000	8,890,250
Clarkston, MI Cmnty. Sch. Refunding GO, 4.75%, 05/01/2021, (Insd. by MBIA)	4,080,000	4,226,880
Columbus, OH GO, Ser. B, 4.00%, 12/15/2021	1,990,000	1,938,539
Crowley, TX Independent Sch. Dist. Refunding GO, 4.75%, 08/01/2019, (Gtd. by
PSF)	1,170,000	1,213,547
Davenport, IA GO, Ser. A, 4.375%, 06/01/2020, (Insd. by FGIC)	1,055,000	1,062,912
Del Mar, TX College Dist. GO, 5.00%, 08/15/2021	2,035,000	2,143,995
Edingburg, TX Refunding GO, 5.00%, 03/01/2020, (Insd. by AMBAC)	2,835,000	2,995,206
Harris Cnty., TX Flood Ctl. Dist. Refunding GO, Ser. A, 5.25%, 10/01/2021	9,260,000	9,921,997
Houston, TX Independent Sch. Dist. GO, 4.50%, 02/15/2020	5,955,000	6,019,969
Imlay City, MI Cmnty. Sch. Dist. Refunding GO:
4.75%, 05/01/2020, (Insd. by MBIA)	2,075,000	2,157,523
4.75%, 05/01/2021, (Insd. by MBIA)	1,140,000	1,181,040
Magnolia, TX Independent Sch. Dist. GO, 5.00%, 08/15/2019	1,500,000	1,588,245

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Mandan, ND Pub. Sch. Dist. No. 1 GO:
4.25%, 05/01/2018	$ 1,000,000	$ 1,007,800
4.25%, 05/01/2019	1,170,000	1,172,855
Middleton-Cross Plains, WI Area Sch. Dist. GO, 4.25%, 04/01/2018	1,000,000	1,001,390
Mission City, TX Independent Sch. Dist. Bldg. GO:
5.00%, 02/15/2020	1,585,000	1,674,188
5.00%, 02/15/2021	1,665,000	1,754,977
New York, NY GO:
Ser. C, 5.00%, 01/01/2022 #	5,975,000	6,286,058
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA) ‡	10,000,000	10,180,100
Ser. O, 5.00%, 06/01/2021	2,250,000	2,354,107
New York, NY Refunding GO, Ser. H, 5.00%, 08/01/2021	12,110,000	12,672,994
Northwest Texas Independent Sch. Dist. Refunding GO, 4.50%, 02/15/2021	1,500,000	1,509,585
Oyster Bay, NY Pub. Impt. GO, 4.25%, 08/15/2021, (Insd. by CIFG Svcs., Inc.)	3,370,000	3,376,774
Palomar, CA Cmnty. College Dist. GO, Election of 2006, Ser. A, 5.00%,
05/01/2023, (Insd. by FSA)	4,025,000	4,283,848
Plano, TX Independent Sch. Dist. GO, 4.50%, 02/15/2020, (Insd. by PSF)	2,550,000	2,581,008
Spring, TX Independent Sch. Dist. GO, 4.10%, 08/15/2020, (Insd. by MBIA)	2,690,000	2,626,543
Victoria, TX Independent Sch. Dist. Refunding GO, 5.00%, 02/15/2020	1,810,000	1,905,586
Waco, TX GO, 4.25%, 02/01/2021, (Insd. by XL Capital Assurance, Inc.)	1,245,000	1,224,657

		108,679,285

GENERAL OBLIGATION - STATE 12.5%
Alabama GO, Ser. A, 4.50%, 02/01/2020	2,000,000	2,031,000
California GO:
5.00%, 08/01/2020	1,400,000	1,468,782
5.00%, 03/01/2021 #	6,750,000	7,053,682
5.25%, 02/01/2020	8,500,000	9,036,860
5.25%, 02/01/2021	9,525,000	10,121,265
Illinois GO:
4.25%, 09/01/2018, (Insd. by FSA)	7,800,000	7,828,158
4.50%, 09/01/2020, (Insd. by FSA)	8,000,000	8,109,680
New York GO, Ser. A, 4.50%, 03/15/2020	6,700,000	6,809,679
Washington GO, Vehicle Fuel Tax:
4.50%, 01/01/2018, (Insd. by MBIA)	2,200,000	2,243,890
4.50%, 01/01/2019, (Insd. by MBIA)	5,200,000	5,282,784

		59,985,780

HOSPITAL 7.4%
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RRB, Clarian Hlth. Obl. Group B,
5.00%, 02/15/2025	16,500,000	16,743,045
Mississippi Hosp. Equipment & Facs. Auth. RB, Baptist Hlth. Sys., Ser. A:
5.00%, 08/15/2018	2,040,000	2,115,827
5.00%, 08/15/2026	8,000,000	8,159,680

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
New Jersey Hlth. Care Facs. Fin. Auth. RB, Atlantic City Med. Ctr., Ser. B, 6.00%,
07/01/2012	$ 3,000,000	$ 3,207,240
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Texas Hlth. Resources, Ser. A,
5.00%, 02/15/2021	5,000,000	5,186,550

		35,412,342

HOUSING 2.3%
California Dept. of Veteran Affairs Home Purchase RRB, Ser. A, 4.35%,
12/01/2020	1,200,000	1,187,676
Indiana Hsg. & CDA RB, Ser. C-1, 4.55%, 01/01/2020, (Insd. by FNMA & GNMA)	2,000,000	2,032,000
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	1,110,000	1,129,669
Mississippi Home Corp. SFHRB, Ser. H, 6.70%, 12/01/2029, (Insd. by FNMA &
GNMA)	1,945,000	2,017,918
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by FNMA & GNMA)	980,000	1,003,736
7.50%, 03/01/2031, (Insd. by FNMA & GNMA)	180,000	188,204
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	190,000	193,658
New Mexico Mtge. Fin. Auth. SFHRB, Ser. A, 7.10%, 09/01/2030, (Insd. by
FHLMC, FNMA & GNMA)	275,000	282,411
Ohio HFA RB, Residential Mtge. Program, 5.625%, 03/01/2032, (Insd. by GNMA)	2,665,000	2,778,609
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by FNMA & GNMA)	425,000	440,780

		11,254,661

INDUSTRIAL DEVELOPMENT REVENUE 1.1%
Ohio Water Dev. Auth. PCRB, Water Quality Proj., Ser. B, 4.50%, 12/01/2020	5,000,000	5,094,200

MISCELLANEOUS REVENUE 4.6%
Garden State Preservation Trust RB, Open Space & Farmland 2005 Proj., Ser. A,
5.80%, 11/01/2021, (Insd. by FSA)	10,000,000	11,267,600
Tennessee Energy Acquisition Corp. RB, Ser. A, 5.25%, 09/01/2021	10,000,000	10,836,900

		22,104,500

PORT AUTHORITY 0.8%
Los Angeles, CA Harbor Dept. RRB, Ser. C, 5.00%, 08/01/2025, (Insd. by FGIC)	3,415,000	3,634,380

POWER 1.1%
Energy Northwest Washington RRB, Wind Proj., 4.75%, 07/01/2021, (Insd. by
MBIA)	1,600,000	1,639,584
Long Island, NY Power Auth. Elec. Sys. RRB, Ser. E, 5.00%, 12/01/2022	3,500,000	3,692,220

		5,331,804

PRE-REFUNDED 4.7%
Heartland Consumer Power Dist. RB, 7.00%, 01/01/2016	3,845,000	4,289,636
IIllinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	3,275,000	4,033,850
Texas Natl. Research Laboratory Commission Fin. Corp. Lease RB,
Superconducting Super Collider Proj., 6.95%, 12/01/2012	13,260,000	14,437,753

		22,761,239

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 5.3%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.25%, 01/01/2016	$ 3,000,000	$ 3,198,960
5.25%, 01/01/2017	5,000,000	5,316,800
5.25%, 01/01/2018	10,500,000	11,171,475
5.25%, 01/01/2019	4,000,000	4,246,320
San Francisco, CA Bay Area Rapid Trans. Dist. Sales Tax RRB, Ser. A, 4.125%,
07/01/2021	1,755,000	1,731,869

		25,665,424

SPECIAL TAX 1.9%
New York, NY TFA RB, Future Tax, Ser. B, 5.25%, 08/01/2020	8,600,000	9,167,342

TRANSPORTATION 20.6%
Illinois Toll Hwy. Auth. RB, Ser. A, 5.00%, 01/01/2021, (Insd. by FSA)	17,140,000	18,035,051
Metropolitan New York Trans. Auth. RB:
Ser. A:
5.00%, 11/15/2020	13,585,000	14,360,432
5.00%, 11/15/2021	6,510,000	6,866,032
Ser. B, 5.00%, 11/15/2024	3,700,000	3,887,664
New Jersey Trans. Auth. Sys. RB, Ser. A, 5.25%, 12/15/2020, (Insd. by FSA)	9,400,000	10,400,912
New Jersey Trans. Auth. Sys. RRB, Ser. A, 5.25%, 12/15/2020	10,000,000	10,988,800
New Mexico Fin. Auth. Trans. RB, Ser. A, 5.125%, 06/15/2017, (Insd. by MBIA)	16,635,000	17,767,677
South Carolina Trans. Infrastructure Bank RB, Ser. A, 5.00%, 10/01/2022	6,450,000	6,824,229
Texas Trans. Cmnty. State Hwy. Funding RB, First Tier, 5.00%, 04/01/2017	8,850,000	9,451,711

		98,582,508

UTILITY 6.1%
Denton, TX Util. Sys. RRB, 5.00%, 12/01/2020	2,670,000	2,819,413
Georgia Main Street National Gas, Inc. RB, Gas Proj., Ser. A, 5.00%, 03/15/2022	5,000,000	5,300,900
San Antonio, TX Elec. & Gas RRB, 5.00%, 02/01/2019	20,000,000	21,077,200

		29,197,513

WATER & SEWER 2.5%
Beaumont, TX Waterworks & Sewer Sys. RRB, 5.00%, 09/01/2021	2,635,000	2,784,694
Des Moines, IA Water & Sewer, RB:
4.125%, 12/01/2020, (Insd. by MBIA)	2,225,000	2,189,912
4.125%, 12/01/2021, (Insd. by MBIA)	2,850,000	2,787,585
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 4.75%, 12/01/2020, (Insd.
by FGIC)	1,000,000	1,039,700
Sacramento Cnty., CA Water Fin. Auth. RB, Water Agcy. Zones 40 & 41, Ser. A,
5.00%, 06/01/2021	3,000,000	3,201,930

		12,003,821

Total Municipal Obligations (cost $475,648,989)		477,465,028

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Shares	Value

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.73% q ø ##
(cost $11,915,839)	11,915,839	$ 11,915,839

Total Investments (cost $487,564,828) 102.1%		489,380,867
Other Assets and Liabilities (2.1%)		(9,929,767)

Net Assets 100.0%		$ 479,451,100

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of May 31, 2007:

Texas	19.2%	Michigan	1.8%
New York	17.3%	Colorado	1.7%
California	10.7%	South Carolina	1.4%
Illinois	7.8%	Iowa	1.2%
New Jersey	7.3%	Georgia	1.1%
Alabama	5.3%	South Dakota	0.9%
Indiana	3.8%	North Dakota	0.5%
New Mexico	3.7%	Massachusetts	0.4%
Mississippi	2.5%	Minnesota	0.2%
Nevada	2.3%	Missouri	0.2%
Tennessee	2.2%	Wisconsin	0.2%
Ohio	2.0%	Oklahoma	0.1%
Arkansas	1.9%	Non-state specific	2.4%
Washington	1.9%
			100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2007 (unaudited):

AAA	53.2%
AA	19.7%
A	26.2%
NR	0.9%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) based on effective maturity as of May 31, 2007 (unaudited):

Less than 1 year	1.2%
5 to 10 years	12.3%
10 to 20 years	84.8%
20 to 30 years	1.3%
Greater than 30 years	0.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2007

Assets
Investments in securities, at value (cost $475,648,989)	$ 477,465,028
Investments in affiliated money market fund, at value (cost $11,915,839)	11,915,839

Total investments	489,380,867
Receivable for securities sold	3,527,791
Receivable for Fund shares sold	237,746
Interest receivable	6,934,661
Prepaid expenses and other assets	38,016

Total assets	500,119,081

Liabilities
Dividends payable	1,147,024
Payable for securities purchased	13,594,454
Payable for Fund shares redeemed	789,140
Payable for floating-rate notes issued	5,000,000
Interest and fee expense payable	75,192
Advisory fee payable	4,890
Due to other related parties	1,424
Accrued expenses and other liabilities	55,857

Total liabilities	20,667,981

Net assets	$ 479,451,100

Net assets represented by
Paid-in capital	$ 496,350,003
Overdistributed net investment income	(599,853)
Accumulated net realized losses on investments	(18,115,089)
Net unrealized gains on investments	1,816,039

Total net assets	$ 479,451,100

Net assets consists of
Class A	$ 60,693,129
Class B	9,702,421
Class C	14,755,318
Class I	382,207,863
Class IS	12,092,369

Total net assets	$ 479,451,100

Shares outstanding (unlimited number of shares authorized)
Class A	998,433
Class B	159,609
Class C	242,730
Class I	6,287,500
Class IS	198,926

Net asset value per share
Class A	$ 60.79
Class A — Offering price (based on sales charge of 4.75%)	$ 63.82
Class B	$ 60.79
Class C	$ 60.79
Class I	$ 60.79
Class IS	$ 60.79

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended May 31, 2007

Investment income
Interest	$ 20,851,995
Income from affiliate	376,315

Total investment income	21,228,310

Expenses
Advisory fee	2,340,821
Distribution Plan expenses
Class A	175,605
Class B	106,372
Class C	174,095
Class IS	34,155
Administrative services fee	490,389
Transfer agent fees	61,910
Trustees’ fees and expenses	16,334
Printing and postage expenses	39,402
Custodian and accounting fees	149,829
Registration and filing fees	71,977
Professional fees	34,741
Interest and fee expense	228,222
Other	9,532

Total expenses	3,933,384
Less: Expense reductions	(14,111)
Expense reimbursements	(29,267)

Net expenses	3,890,006

Net investment income	17,338,304

Net realized and unrealized gains or losses on investments
Net realized gains on investments	1,842,724
Net change in unrealized gains or losses on investments	3,199,983

Net realized and unrealized gains or losses on investments	5,042,707

Net increase in net assets resulting from operations	$ 22,381,011

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,
	2007		2006

Operations
Net investment income	$ 17,338,304		$ 19,061,173
Net realized gains on investments		1,842,724		4,980,619
Net change in unrealized gains or losses
on investments		3,199,983		(18,474,587)

Net increase in net assets resulting from
operations		22,381,011		5,567,205

Distributions to shareholders from
Net investment income
Class A		(1,954,903)		(1,985,473)
Class B		(280,138)		(286,273)
Class C		(459,163)		(523,428)
Class I		(14,071,644)		(15,806,816)
Class IS		(458,061)		(564,396)

Total distributions to shareholders		(17,223,909)		(19,166,386)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	456,276	27,862,175	527,388	32,183,601
Class B	15,513	952,182	56,411	3,446,786
Class C	45,576	2,802,306	153,647	9,389,571
Class I	1,569,834	95,995,345	2,169,160	132,342,336
Class IS	20,411	1,242,566	82,303	5,006,605

		128,854,574		182,368,899

Net asset value of shares issued in
reinvestment of distributions
Class A	23,540	1,441,464	21,745	1,323,636
Class B	3,166	193,773	3,154	191,996
Class C	3,707	226,838	3,990	242,709
Class I	17,200	1,052,885	21,828	1,329,524
Class IS	3,808	233,080	4,840	294,727

		3,148,040		3,382,592

Automatic conversion of Class B shares to
Class A shares
Class A	1,051	64,294	1,908	116,445
Class B	(1,051)	(64,294)	(1,908)	(116,445)

		0		0

Payment for shares redeemed
Class A	(444,638)	(27,211,301)	(429,729)	(26,127,141)
Class B	(38,211)	(2,334,629)	(29,998)	(1,823,330)
Class C	(136,480)	(8,342,045)	(86,848)	(5,280,881)
Class I	(1,854,631)	(113,338,060)	(2,334,388)	(142,061,688)
Class IS	(73,590)	(4,500,570)	(114,200)	(6,957,516)

		(155,726,605)		(182,250,556)

Net increase (decrease) in net assets
resulting from capital share transactions		(23,723,991)		3,500,935

Total decrease in net assets		(18,566,889)		(10,098,246)
Net assets
Beginning of period		498,017,989		508,116,235

End of period	$ 479,451,100		$ 498,017,989

Overdistributed net investment income	$ (599,853)		$ (710,918)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

(“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended May 31, 2007, the following amounts were reclassified:

Overdistributed net investment income	$ (3,330)
Accumulated net realized losses on investments	3,330

NOTES TO FINANCIAL STATEMENTS continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $29,267.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended May 31, 2007, EIS received $9,185 from the sale of Class A shares and $32,538 and $6,317 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $360,481,559 and $377,883,289, respectively, for the year ended May 31, 2007.

At May 31, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate Notes		Floating-Rate Notes
Outstanding	Interest Rate	Outstanding

$5,000,000	0.49%	$10,180,100

During the year ended May 31, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $228,222.

On May 31, 2007, the aggregate cost of securities for federal income tax purposes was $487,564,828. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,513,064 and $1,697,025, respectively, with a net unrealized appreciation of $1,816,039.

As of May 31, 2007, the Fund had $18,115,089 in capital loss carryovers for federal income tax purposes with $4,792,802 expiring in 2009, $2,023,822 expiring in 2011 and $11,298,465 expiring in 2012.

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2007, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$599,853	$1,816,039	$18,115,089

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2007	2006

Ordinary Income	$ 3,215	$ 27,196
Exempt-Interest Income	17,220,694	19,139,190

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%. During the year ended May 31, 2007, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth

NOTES TO FINANCIAL STATEMENTS continued

in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS continued

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Intermediate Municipal Bond Fund, a series of Evergreen Select Fixed Income Trust, as of May 31, 2007, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Intermediate Municipal Bond Fund, as of May 31, 2007, the results of its operations, changes in its net assets and financial highlights for the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 25, 2007

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.98%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2008.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

566603 rv4 07/2007

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566603 rv4 07/2007

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audit of this one series of the Registrant’s annual financial statements for the fiscal years ended May 31, 2007 and May 31, 2006, and fees billed for other services rendered by KPMG LLP.

	2007	2006
Audit fees	$22,700	$21,200
Audit -related fees	0	0

Tax fees (1)	1,551	0
Non-audit fees (2)	908,367	900,575

Total fees	$932,618	$921,775

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

(2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund
Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 30, 2007

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: July 30, 2007